UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04009

GOVERNMENT SECURITIES VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

*PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS*

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2011

Government Securities Variable Account

*Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.*

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

Government Securities Variable Account

Issuer	Shares/Par	Value ($)
BONDS - 94.1%
Agency - Other - 5.8%
Financing Corp., 9.4%, 2018	$1,020,000	$1,409,894
Financing Corp., 10.35%, 2018	500,000	730,160
Financing Corp., STRIPS, 0%,
2017	1,220,000	981,521

		$3,121,575

Asset-Backed & Securitized - 2.1%
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
5.322%, 2049	$151,000	$158,713
Commercial Mortgage Pass-
Through Certificates, “A4”,
5.306%, 2046	424,864	447,946
JPMorgan Chase Commercial
Mortgage Securities Corp., FRN,
5.817%, 2049	249,825	267,567
JPMorgan Chase Commercial
Mortgage Securities Corp., FRN,
5.986%, 2051	242,098	256,834

		$1,131,060

Local Authorities - 0.6%
Nashville & Davidson County, TN,
Metropolitan Government
Convention Center Authority
(Build America Bonds), 6.731%,
2043	$180,000	$174,751
University of California Rev. (Build
America Bonds), 5.77%, 2043	125,000	120,146

		$294,897

Mortgage-Backed - 48.0%
Fannie Mae, 5.503%, 2011	$79,000	$80,482
Fannie Mae, 6.088%, 2011	124,000	124,550
Fannie Mae, 4.73%, 2012	86,598	90,120
Fannie Mae, 4.79%, 2012 - 2015	134,042	141,989
Fannie Mae, 4.542%, 2013	51,417	53,789
Fannie Mae, 4.845%, 2013	239,164	252,059
Fannie Mae, 5%, 2013 - 2041	2,950,161	3,109,651
Fannie Mae, 5.06%, 2013	96,216	99,459
Fannie Mae, 5.159%, 2013	92,524	98,470
Fannie Mae, 4.562%, 2014	76,650	81,180
Fannie Mae, 4.6%, 2014	115,818	122,461
Fannie Mae, 4.609%, 2014	351,150	374,865
Fannie Mae, 4.77%, 2014	97,691	104,076
Fannie Mae, 4.841%, 2014	694,238	738,641
Fannie Mae, 4.872%, 2014	431,981	455,465
Fannie Mae, 5.1%, 2014 - 2015	191,494	204,472
Fannie Mae, 4.56%, 2015	149,700	159,093
Fannie Mae, 4.62%, 2015	166,778	177,440
Fannie Mae, 4.665%, 2015	101,141	107,814
Fannie Mae, 4.7%, 2015	181	193
Fannie Mae, 4.74%, 2015	93,868	100,301
Fannie Mae, 4.81%, 2015	118,919	127,387
Fannie Mae, 4.815%, 2015	115,796	124,008
Fannie Mae, 4.82%, 2015	234,020	250,404
Fannie Mae, 4.89%, 2015	82,025	88,005
Fannie Mae, 4.921%, 2015	289,561	311,534
Fannie Mae, 5.465%, 2015	194,256	210,198
Fannie Mae, 4.5%, 2016 - 2041	1,790,673	1,869,261
Fannie Mae, 5.725%, 2016	92,771	100,833
Fannie Mae, 6.5%, 2016 - 2037	457,613	514,424

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage-Backed - continued
Fannie Mae, 5.5%, 2017 - 2035	4,255,336	$4,583,301
Fannie Mae, 6%, 2017 - 2037	1,388,424	1,522,417
Fannie Mae, 5.68%, 2018	41,592	44,467
Fannie Mae, 4.874%, 2019	238,139	256,498
Fannie Mae, 5.6%, 2019	52,630	55,986
Fannie Mae, 3.87%, 2020	59,560	58,771
Fannie Mae, 4.14%, 2020	36,753	36,963
Fannie Mae, 4.88%, 2020	69,137	72,338
Fannie Mae, 7.5%, 2022 - 2031	73,166	84,846
Freddie Mac, 4.375%, 2015	66,390	67,257
Freddie Mac, 5%, 2016 - 2040	1,090,439	1,146,919
Freddie Mac, 3.882%, 2017	166,000	168,971
Freddie Mac, 5.085%, 2019	312,000	325,465
Freddie Mac, 6%, 2019 - 2038	1,126,498	1,231,368
Freddie Mac, 4.224%, 2020	152,529	152,799
Freddie Mac, 4.251%, 2020	119,000	120,408
Freddie Mac, 4.5%, 2022 - 2025	164,708	173,015
Freddie Mac, 5.5%, 2022 - 2036	1,834,881	1,972,653
Freddie Mac, 4%, 2025	478,550	492,682
Freddie Mac, 6.5%, 2032 - 2037	285,250	322,265
Ginnie Mae, 5.5%, 2033	796,139	867,874
Ginnie Mae, 4.5%, 2039 - 2040	644,805	667,921
Ginnie Mae, 5.612%, 2058	565,699	601,842
Ginnie Mae, 6.36%, 2058	331,439	356,983

		$25,656,633

U.S. Government Agencies and Equivalents - 6.1%
Aid-Egypt, 4.45%, 2015	$335,000	$364,668
Farmer Mac, 5.5%, 2011 (n)	690,000	700,513
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	43,000	41,882
Small Business Administration, 6.44%, 2021	257,195	279,061
Small Business Administration, 6.625%, 2021	281,262	306,246
Small Business Administration, 4.98%, 2023	163,334	171,867
Small Business Administration, 4.77%, 2024	360,689	380,728
Small Business Administration, 4.99%, 2024	165,275	175,248
Small Business Administration, 5.11%, 2025	209,718	222,098
U.S. Department of Housing & Urban Development, 6.36%, 2016	500,000	509,337
U.S. Department of Housing & Urban Development, 6.59%, 2016	109,000	111,114

		$3,262,762

U. S. Treasury Obligations - 31.5%
U. S. Treasury Bonds, 9.25%, 2016	$19,000	$25,300
U.S. Treasury Bonds, 7.5%, 2016	218,000	276,196
U.S. Treasury Bonds, 7.875%, 2021	63,000	86,783
U.S. Treasury Bonds, 6.25%, 2023	16,000	19,870
U.S. Treasury Bonds, 6.75%, 2026	33,000	43,132
U.S. Treasury Bonds, 6.375%, 2027	326,000	412,696

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

Government Securities Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 5.25%, 2029	$2,267,000	$2,553,209
U.S. Treasury Bonds, 4.5%, 2036	124,000	125,201
U.S. Treasury Bonds, 4.375%, 2038	772,000	759,335
U.S. Treasury Bonds, 4.5%, 2039	996,000	995,689
U.S. Treasury Notes, 1.125%, 2012	1,170,000	1,177,861
U.S. Treasury Notes, 1.375%, 2012	2,014,900	2,034,025
U.S. Treasury Notes, 1.375%, 2013	57,000	57,675
U.S. Treasury Notes, 4%, 2014	211,000	227,995
U.S. Treasury Notes, 1.875%, 2014	2,043,000	2,078,274
U.S. Treasury Notes, 4%, 2015	610,000	662,517

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 2.625%, 2016	$201,000	$204,549
U.S. Treasury Notes, 3.75%, 2018	1,985,000	2,085,491
U.S. Treasury Notes, 2.75%, 2019	778,400	760,582
U.S. Treasury Notes, 3.125%, 2019	145,000	144,989
U.S. Treasury Notes, 3.5%, 2020	689,000	698,315
U.S. Treasury Notes, TIPS, 1.25%, 2020	1,359,191	1,403,683

		$16,833,367

Total Bonds		$50,300,294

MONEY MARKET FUNDS (v) - 6.6%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	3,522,335	$3,522,335

Total Investments		$53,822,629

OTHER ASSETS, LESS LIABILITIES - (0.7)%		(349,375)

NET ASSETS - 100.0%		$53,473,254

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $742,395 representing 1.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Government Securities Variable Account

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the variable account’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$23,217,704	$—	$23,217,704
Corporate Bonds	—	294,897	—	294,897
Residential Mortgage-Backed Securities	—	25,656,633	—	25,656,633
Commercial Mortgage-Backed Securities	—	1,131,060	—	1,131,060
Mutual Funds	3,522,335	—	—	3,522,335

Total Investments	$3,522,335	$50,300,294	$—	$53,822,629

For further information regarding security characteristics, see the Portfolio of Investments.

Government Securities Variable Account

Supplemental Information (Unaudited) 3/31/11 - continued

(2) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,438,810	3,755,123	(4,671,598)	3,522,335

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,196	$3,522,335

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GOVERNMENT SECURITIES VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: May 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: May 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2011

*	Print name and title of each signing officer under his or her signature.